Basis of preparation and significant accounting policies - Summary of equity interest in subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Vista Holding I, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%
Place of incorporation and operation	Mexico
Main activity	Holding
Vista Holding II, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%
Place of incorporation and operation	Mexico
Main activity	Holding
Vista Holding III, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%
Place of incorporation and operation	Mexico
Main activity	Holding
Vista Holding IV, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%
Place of incorporation and operation	Mexico
Main activity	Holding
Vista Complemento S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%
Place of incorporation and operation	Mexico
Main activity	Holding
Vista Oil & Gas Argentina S.A.U. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%
Place of incorporation and operation	Argentina
Main activity	Upstream
APCO Oil & Gas S.A.U. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%
Place of incorporation and operation	Argentina
Main activity	Upstream
APCO Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group		100.00%
Place of incorporation and operation	Argentina
Main activity	Holding
Aleph Midstream S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	0.27%	100.00%
Place of incorporation and operation	Argentina
Main activity	Services
Aluvional Infraestructura S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest by the Group	100.00%	100.00%
Place of incorporation and operation	Argentina
Main activity	Mining and Industry